June 3, 2020

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company (“Depositor”) and its

Massachusetts Mutual Variable Life Separate Account 1 (“Registrant”)

Post-Effective Amendment No. 9 to Registration Statement on Form N-6

Prospectus Title: MassMutual ElectrumSM (“Electrum”)

File Nos. 333-215823, 811-08075

Dear Sir or Madam:

On behalf of the Depositor and the Registrant, I am submitting for filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 referenced above.

The purpose of this filing is to reflect the following changes that will apply to Electrum policies issued after August 31, 2020: (1) an increase to the current Premium Load Charge for premium paid below the Target premium; (2) a decrease to the current Premium Load Charge for premium paid above the Target premium; (3) a decrease to the Minimum Initial Premium; and (4) the current cost of insurance rates for the Term Rider will be equal to the cost of insurance rates for the base policy (for Electrum policies issued on or before August 31, 2020, the current cost of insurance rates for the Term Rider are higher than the cost of insurance rates for the base policy after the 30th policy year).

Please contact me if you have any questions regarding this filing or if there is anything that I can do to facilitate your review of this filing. I may be reached at (413) 744-6240 or gmurtagh@massmutual.com.

It is proposed that this Post-Effective Amendment become effective sixty days after filing pursuant to paragraph (a) of Rule 485.

Sincerely,

/s/ Gary F. Murtagh
Gary F. Murtagh
Head of MMUS Product and Operations Law

Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001, and its affiliated companies.